DERIVATIVE LIABILITY - Schedule of derivative liability (Details) - USD ($)			1 Months Ended		12 Months Ended
	Feb. 04, 2019	Jun. 13, 2018	May 24, 2019	Jan. 23, 2019	Jan. 31, 2020	Jan. 31, 2019
DERIVATIVE LIABILITY [abstract]
Derivative liabilities opening balance					$ 23,097	$ 0
On acquisition	$ 3,748,377	$ 393,010	$ 4,707,370	$ 0		393,010
Fair value adjustment on derivative liabilities					(4,779,693)	(369,913)
Derivative liabilities ending balance					$ 3,699,151	$ 23,097